Operating Leases (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Property Lease	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Leases, operating [Abstract]
Number of lease for which construction not started | Lease	0
Other information related to leases [Abstract]
Operating lease cost	$ 8,165,000	$ 8,213,000	$ 8,128,000
Variable lease cost	2,226,000	2,183,000	2,015,000
Total Lease costs	10,391,000	10,396,000	10,143,000
Cash paid for amounts included in the measurement of lease liabilities [Abstract]
Operating cash flows from operating leases	8,393,000	8,327,000	8,192,000
Right-of-use assets obtained in exchange for lease obligations:	$ 2,487,000	$ 3,089,000	$ 6,588,000
Weighted average remaining lease term (years)	8 years 6 months	8 years 10 months 24 days	9 years 3 months 18 days
Weighted average discount rate	3.10%	3.00%	3.00%
Future minimum lease payments under non-cancellable leases [Abstract]
2024	$ 8,479,000
2025	8,078,000
2026	7,104,000
2027	5,867,000
2028	4,679,000
Thereafter	16,485,000
Total lease payments	50,692,000
Less: Interest	6,221,000
Present value of lease liabilities	44,471,000	$ 48,980,000
Operating lease right-of-use assets	40,542,000	44,727,000
Director [Member]
Future minimum lease payments under non-cancellable leases [Abstract]
Total lease payments	2,700,000
Less: Interest	$ 312,000
Number of properties under lease owned by related party | Property	5
Payment of rent and fees, total	$ 534,000	500,000	$ 548,000
Outstanding amount	$ 0	$ 0
Minimum [Member]
Leases, operating [Abstract]
Operating lease expiration term	5 months
Maximum [Member]
Leases, operating [Abstract]
Operating lease expiration term	20 years 9 months 18 days